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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23459

Red Cedar Fund Trust

(Exact name of registrant as specified in charter)

c/o Red Cedar Investment Management, LLC, 333 Bridge Street NW Suite 601 Grand Rapids, Michigan	49504
(Address of principal executive offices)	(Zip code)

CT Corporation

1209 Orange Street, Corporation Trust Center, Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code:	(616) 378-6894

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Red Cedar Short Term Bond Fund

Institutional Class (RCSTX)

Semi-Annual Report

April 30, 2022
(Unaudited)

RED CEDAR SHORT TERM BOND FUND
LETTER TO SHAREHOLDERS (Unaudited)	June 21, 2022

Dear Shareholders,

The past several months have seen the world recovering from a pandemic only to be faced with a military conflict that has threatened the European theater in a way not seen in decades. This new crisis has significant humanitarian consequences for the people of Ukraine and, potentially, globally as energy and agricultural supply lines have been deeply curtailed. One bright spot has been the unifying impact this terror has brought among Ukraine, Western Europe and the United States. Our thoughts continue to be with those most impacted by this war and we hope for a swift resolution.

The economy had already begun to heat up due to fiscal stimulus and accommodative FOMC (Federal Open Market Committee) policy in response to COVID challenges. Inflation as measured by CPI rose from 5.4% year-over-year in June of 2021 to 7.5% year-over-year in January of this year. Since the Russian invasion of Ukraine on February 24, inflation surged again to 8.6% year-over-year in May. Lingering supply chain shortages along with additional shortages caused by the invasion don’t appear to be abating any time soon.

The fundamental question for the markets becomes how much longer inflation will stay at elevated levels and will that impact the growth of the economy and drive down jobs. We believe many hoped inflation peaked in March and April. This may have given the FOMC cover to pause raising rates and protect the economy from inflation and the need to drive down demand. As inflation moved even higher in May those hopes were, at least, postponed. Curtailing demand is still on the table. These policies have driven Treasury yields higher as of this writing. The yield on US Treasury 3-year bonds ended 2021 at 0.96% and rose to 2.89% as of April 29th. The S&P 500® ended 2021 at 4,766 and fell to 4,131 as of April 29th. Since that time things have deteriorated further.

The team at Red Cedar Investment Management has added value to the portfolio during these challenging times, outperforming the Bloomberg 1-3 Year U.S. Government/Credit Index (the Fund’s benchmark) with a total return of -3.05% versus -3.24%, respectively, for the six-months ended April 30, 2022. While the corporate credit exposure of the Fund was a detractor to performance, reduced interest rate risk relative to the benchmark provided positive performance relative to the benchmark.

We continue to position the portfolio in anticipation of higher interest rates. We also seek positions that mitigate credit risk in softening economic conditions. We believe the geopolitical risks and current domestic economic conditions will not reverse in the near future and believe vigilance regarding these risks is still prudent.

RED CEDAR SHORT TERM BOND FUND
LETTER TO SHAREHOLDERS (Unaudited) (Continued)

Markets move quickly and respond rapidly to changing conditions in a world where news and opinions are broadcast at light speed. We believe it is important to sort through the noise and focus on the issues which most directly impact the portfolios we manage. With this focus and dedication, we strive to bring our investors the performance they have come to expect.

Regards,

David L. Withrow

Jason Schwartz

RED CEDAR SHORT TERM BOND FUND
PORTFOLIO INFORMATION
April 30, 2022 (Unaudited)

Asset Allocation (% of Net Assets)

Top 10 Long-Term Holdings
% of
Security Description	Net Assets
U.S. Treasury Notes, 1.500%, due 02/15/25	8.5%
U.S. Treasury Notes, 1.500%, due 02/29/24	5.3%
Discover Bank, 4.200%, due 08/08/23	1.5%
Ally Financial, Inc., 1.450%, due 10/02/23	1.4%
FREMF Mortgage Trust, 144A, Series 2013-K33, Class C, 3.497%, due 08/25/46	1.4%
NMEF Funding, LLC, 144A, Series 2022-A, Class A-2, 2.580%, due 10/16/28	1.3%
TransCanada PipeLines Ltd., 3.750%, due 10/16/23	1.2%
NatWest Group plc, 3.875%, due 09/12/23	1.2%
Parker-Hannifin Corporation, 2.700%, due 06/14/24	1.2%
FREMF Mortgage Trust, 144A, Series 2013-K29, Class C, 3.472%, due 05/25/46	1.2%

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2022 (Unaudited)
U.S. GOVERNMENT & AGENCIES — 13.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Obligations — 13.8%
U.S. Treasury Notes	1.500%	02/29/24	$5,485,000	$5,373,157
U.S. Treasury Notes	1.500%	02/15/25	8,915,000	8,586,956
Total U.S. Government & Agencies (Cost $14,173,384)				$13,960,113

ASSET BACKED SECURITIES — 17.2%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2006-1, Class A-4	0.467%	04/25/36	$786,206	$781,730
American Homes 4 Rent Trust, 144A, Series 2014-SFR3, Class A	3.678%	12/17/36	998,480	987,671
American Homes 4 Rent Trust, 144A, Series 2015-SFR2, Class A	3.732%	10/18/52	531,848	524,774
Amur Equipment Finance Receivables IX, LLC, 144A, Series 2021-1, Class A-2	0.750%	11/20/26	854,960	834,844
Aqua Finance Trust, Series 2020-A, Class A	1.900%	07/17/46	636,945	616,206
Asset Backed Funding Certificates, Series 2005-WF1, Class M-2 (1MO LIBOR + 60) (a)	0.734%	10/25/34	256,434	255,382
Atalaya Equipment Leasing Trust, 144A, Series 2021-1, Class A-2	1.230%	05/15/26	1,000,000	980,854
FBR Securitization Trust, Series 2005-5, Class M-2	0.832%	11/25/35	1,000,000	983,695
FIC Funding, LLC, 144A, Series 2021-1, Class A	1.130%	04/15/33	668,629	662,011
First Franklin Mortgage Trust, Series 2006-FF14, Class A5 (1MO LIBOR + 16) (a)	0.249%	10/25/36	118,819	117,403
Foundation Financial Trust, 144A, Series 2017-1, Class A	3.300%	07/15/33	127,602	127,974
Foundation Financial Trust, 144A, Series 2021-1, Class A	1.270%	05/15/41	783,354	731,763
Foursight Capital Automobile Receivables Trust, 144A, Series 2021-1, Class A-3	0.640%	07/15/25	750,000	742,465
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A-3	0.810%	05/15/26	700,000	673,557

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
ASSET BACKED SECURITIES — 17.2% (Continued)	Coupon	Maturity	Par Value	Value
MetLife Securitization Trust, 144A, Series 2017-1, Class A (a)	3.000%	04/25/55	$658,777	$648,416
Mill City Mortgage Trust, 144A, Series 2017-1, Class A-1 (a)	2.750%	11/25/58	117,072	116,935
Mill City Mortgage Trust, 144A, Series 2018-1, Class A-1 (a)	3.250%	05/25/62	655,382	650,101
NEMF Funding LLC, 144A, Series 2022-A, Class A-2	2.580%	10/16/28	1,360,000	1,335,128
Oasis Securitization Funding, LLC, 144A, Series 2020-2, Class NT	4.262%	05/15/32	143,109	143,155
Oasis Securitization Funding, LLC, 144A, Series 2021-1, Class A	2.579%	02/15/33	220,533	219,503
Oasis Securitization Funding, LLC, 144A, Series 2021-2, Class A	2.143%	10/15/33	474,239	468,225
Pawnee Equipment Receivables Trust, Series 2021-1, Class A-2	1.100%	07/15/27	1,200,000	1,157,009
PFS Financing Corporation, 144A, Series 2021-A, Class A	0.710%	04/15/26	1,130,000	1,066,061
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-WF2, Class M1 (1MO LIBOR + 57) (a)	1.027%	05/25/35	171,524	170,572
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2006-BC6, Class A-1 (1MO LIBOR + 16) (a)	0.617%	01/25/37	419,971	408,749
Towd Point Mortgage Trust, 144A, Series 2017-2, Class A-1 (a)	2.750%	04/25/57	239,123	238,533
Towd Point Mortgage Trust, 144A, Series 2017-3, Class A-1	2.750%	07/25/57	622,126	620,875
Towd Point Mortgage Trust, 144A, Series 2018-3, Class A-1 (a)	3.750%	05/25/58	232,298	230,473
Westgate Resorts, 144A, Series 2022-1, Class A	3.963%	08/20/36	940,175	907,192
Total Asset Backed Securities (Cost $17,906,070)				$17,401,256

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 40.4%	Coupon	Maturity	Par Value	Value
BXHPP Trust, 144A, Series 2021-FILM, Class B (1MO LIBOR + 90) (a)	1.297%	08/15/36	$1,060,000	$1,016,338
Cascade Funding Mortgage Trust, 144A, Series 2021-GRN1, Class A	1.100%	03/20/41	687,950	658,673
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-AB	3.431%	06/10/48	206,171	206,211
CityLine Commercial Mortgage Trust, 144A, Series 2016-CLNE, Class A (a)	2.778%	11/13/31	1,000,000	985,289
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CCRE4, Class A-3	2.853%	10/17/45	901,031	900,804
Commercial Mortgage Trust Pass-Through Certificates, Series 2013-CCRE7, Class A-4	3.213%	03/12/46	1,084,203	1,082,950
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS3, Class A-4	3.819%	06/12/47	1,000,000	1,001,647
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-CCRE20, Class A-4	3.590%	11/13/47	500,000	496,571
Commercial Mortgage Trust Pass-Through Certificates, 144A, Series 2014-277P, Class A	3.611%	08/10/49	1,190,000	1,177,756
Federal Home Loan Mortgage Corporation, Series 2014-K37, Class C	4.560%	01/25/47	700,000	705,803
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J30, Class A-1	0.526%	01/25/25	325,753	314,320
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J28, Class A-1	1.766%	02/25/25	1,180,954	1,162,810
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J21, Class A-1	3.111%	06/25/25	35,202	35,308
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J29, Class A-1	0.735%	01/25/26	448,733	426,046
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-SMC, Class X-1 (a)	0.662%	01/25/23	23,033,373	109,590

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 40.4% (Continued)	Coupon	Maturity	Par Value	Value
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-723, Class X-1 (a)	0.913%	08/25/23	$14,508,081	$137,827
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-724, Class X-1 (a)	0.270%	11/25/23	36,069,888	119,983
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-725, Class XAM	0.580%	02/25/24	27,364,000	278,642
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-W01, Class X-1 (a)	0.968%	01/25/26	19,251,459	545,946
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-734, Class X-1 (a)	0.647%	02/25/26	19,659,836	402,165
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-056, Class XAM (a)	1.155%	05/25/26	11,100,000	482,669
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-736, Class X1 (a)	1.308%	07/25/26	9,492,010	407,322
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-064, Class X-1 (a)	0.605%	03/25/27	21,334,126	540,875
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-738, Class XAM (a)	1.367%	03/25/27	6,500,000	385,510
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-740, Class XAM (a)	1.111%	10/25/27	7,811,000	416,992
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series 2020-RR02, Class AX (a)	1.826%	10/27/28	4,665,000	450,606
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-112, Class XAM (a)	1.663%	05/25/30	4,250,000	482,115
FHLMC Multifamily Structured Plan, Series K-J36, Class A-1	1.298%	12/25/26	955,742	898,958
FHLMC Multifamily Structured Plan, Series K-J38, Class A-1	1.946%	03/25/27	998,745	968,496
FHLMC Multifamily Structured Plan, Series K-J39, Class A-1	2.750%	04/25/27	1,000,000	987,848
FHLMC Multifamily Structured Plan, Series K-J37, Class A-1	1.679%	12/25/27	998,463	941,518

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 40.4% (Continued)	Coupon	Maturity	Par Value	Value
FHLMC REMIC Trust, Series K-J27, Class A-1	2.090%	07/25/24	$391,654	$390,859
FHLMC REMIC Trust, Series K-J33, Class A-1	0.440%	12/25/25	306,038	293,965
FHLMC REMIC Trust, Series K-J35, Class A-1	0.807%	10/25/26	988,390	922,264
FHLMC REMIC Trust, IO, Series K-738, Class X1	1.515%	01/25/27	7,982,054	469,128
FHLMC REMIC Trust, IO, Series 2021-RR19, Class X	1.979%	04/27/29	7,355,000	626,889
FNMA Multifamily REMIC Trust, Series 2019-M21, Class 1A1	1.950%	04/25/28	1,052,952	1,016,235
FNMA Multifamily REMIC Trust, Series 2018-M12, Class A-1	3.546%	08/25/30	378,492	385,740
FNMA Multifamily Structured Plan, Pool #AM0615	2.465%	10/01/22	1,000,000	999,572
FREMF Mortgage Trust, 144A, Series 2013-K35, Class C	3.934%	08/25/23	1,158,000	1,160,517
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	3.619%	11/25/45	600,000	601,166
FREMF Mortgage Trust, 144A, Series 2013-K26, Class C (a)	3.598%	12/25/45	980,000	981,172
FREMF Mortgage Trust, 144A, Series 2013-K29, Class C (a)	3.472%	05/25/46	1,200,000	1,198,880
FREMF Mortgage Trust, 144A, Series 2013-K33, Class C	3.497%	08/25/46	1,430,000	1,426,602
FREMF Mortgage Trust, 144A, Series 2013-K34, Class B (a)	3.728%	09/25/46	730,000	731,725
FREMF Mortgage Trust, Series 2014-K36, Class C	4.365%	12/25/46	1,175,000	1,185,766
FREMF Mortgage Trust, 144A, Series 2014-K41, Class B (a)	3.835%	11/25/47	975,000	964,542
FREMF Mortgage Trust, IO, 144A, Series 2016-K59, Class X2-A	0.100%	11/25/49	96,601,545	329,701
Goldman Sachs Mortgage Securities Trust, Series 2014-GC26, Class A-AB	3.365%	11/10/47	542,861	542,055
JPMBB Commercial Mortgage Trust, Series 2014-C22, Class A-SB	3.504%	09/15/47	129,210	129,773
JPMBB Commercial Mortgage Trust, Series 2014-C26, Class A-SB	3.288%	01/15/48	200,541	199,972
KNDR Trust, Series 2021-KIND, Class A	1.347%	08/15/26	970,000	957,612

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 40.4% (Continued)	Coupon	Maturity	Par Value	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A-5	4.064%	02/15/47	$928,182	$933,983
Morgan Stanley Capital I Trust, 144A, Series 2015-420, Class A	3.727%	10/17/50	894,848	880,890
MRCD Mortgage Trust, 144A, Series 2019-PARK, Class A	2.718%	12/15/36	650,000	623,605
New Residential Mortgage Loan Trust, 144A, Series 2016-3, Class A-1B (a)	3.250%	09/25/56	607,205	584,532
New Residential Mortgage Loan Trust, 144A, Series 2017-3, Class A-1 (a)	4.000%	04/25/57	102,965	101,671
New Residential Mortgage Loan Trust, 144A, Series 2017-4, Class A-1 (a)	4.000%	05/25/57	289,857	283,884
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A-3 (1MO LIBOR + 26) (a)	0.717%	11/25/36	251,109	248,086
RAMP Series Trust, Series 2006-EFC2, Class A-4 (1MO LIBOR + 22) (a)	0.677%	12/25/36	303,381	300,771
SG Commercial Mortgage Securities Trust, 144A, Series 2020-COVE, Class A	2.632%	04/17/37	1,070,000	1,028,401
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A-SB	2.978%	04/15/50	464,615	461,696
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A-3	2.870%	11/17/45	549,896	549,687
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A-4	3.198%	03/17/48	634,385	634,866
Total Collateralized Mortgage Obligations (Cost $42,835,207)				$40,873,795

CORPORATE BONDS — 27.7%	Coupon	Maturity	Par Value	Value
Communications — 2.2%
Charter Communications Operating, LLC	4.500%	02/01/24	$1,000,000	$1,012,628
Magallanes, Inc., 144A	3.428%	03/15/24	500,000	496,861
T-Mobile USA, Inc., 144A	2.250%	02/15/26	750,000	688,125
				2,197,614

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 27.7% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 3.9%
Hyatt Hotels Corporation	1.300%	10/01/23	$500,000	$485,947
Hyundai Capital America, 144A	2.375%	02/10/23	1,000,000	994,922
Marriott International, Inc.	5.750%	05/01/25	1,000,000	1,048,630
Volkswagen Group of America Finance, LLC, 144A	3.125%	05/12/23	1,000,000	999,915
Volkswagen Group of America Finance, LLC, 144A	0.875%	11/22/23	500,000	480,166
				4,009,580
Consumer Staples — 1.2%
Keurig Dr Pepper, Inc.	0.750%	03/15/24	1,250,000	1,192,347

Energy — 3.4%
Energy Transfer Operating, L.P.	4.500%	04/15/24	1,150,000	1,159,824
Spectra Energy Partners, L.P.	4.750%	03/15/24	1,000,000	1,019,849
TransCanada PipeLines Ltd.	3.750%	10/16/23	1,250,000	1,259,711
				3,439,384
Financials — 8.4%
Air Lease Corporation, Series A	0.800%	08/18/24	500,000	464,007
Ally Financial, Inc.	1.450%	10/02/23	1,500,000	1,458,539
Capital One Financial Company	1.343%	12/06/24	1,000,000	961,285
Discover Bank	4.200%	08/08/23	1,500,000	1,512,684
Goldman Sachs Group, Inc. (SOFR + 57.2, effective 03/08/23) (a)	0.673%	03/08/24	500,000	487,745
Lloyds Banking Group plc (H15T1Y + 55, effective 05/11/23) (a)	0.695%	05/11/24	500,000	485,331
NatWest Group plc	3.875%	09/12/23	1,250,000	1,253,945
Synchrony Financial	4.375%	03/19/24	1,000,000	1,008,594
UBS AG	7.750%	09/01/26	750,000	844,368
				8,476,498
Health Care — 1.5%
AbbVie, Inc.	2.800%	03/15/23	1,000,000	1,000,959
AbbVie, Inc.	3.850%	06/15/24	500,000	504,423
				1,505,382
Industrials — 2.7%
Parker-Hannifin Corporation	2.700%	06/14/24	1,250,000	1,232,942
Roper Technologies, Inc.	3.650%	09/15/23	1,000,000	1,006,507
SkyMiles IP Ltd. & Delta Air Lines, Inc., 144A	4.500%	10/20/25	500,000	496,807
				2,736,256

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 27.7% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 1.0%
Freeport-McMoRan, Inc.	4.550%	11/14/24	$1,000,000	$1,012,500

Technology — 1.0%
NXP Funding, LLC, 144A	4.625%	06/01/23	1,000,000	1,011,756

Utilities — 2.4%
CMS Energy Corporation	3.875%	03/01/24	1,000,000	1,006,230
National Rural Utilities Cooperative Finance Corporation, Series D	0.350%	02/08/24	500,000	476,710
WEC Energy Group, Inc.	0.550%	09/15/23	1,000,000	965,467
				2,448,407

Total Corporate Bonds (Cost $29,199,567)				$28,029,724

MONEY MARKET FUNDS — 0.3%			Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.29% (b) (Cost $340,401)			340,401	$340,401

Total Investments at Value — 99.4% (Cost $104,454,629)				$100,605,289

Other Assets in Excess of Liabilities — 0.6%				573,156

Net Assets — 100.0%				$101,178,445

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $32,140,849 as of April 30, 2022, representing 31.8% of net assets.

H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

IO -	Interest only strip. Par value shown is the notional value, not a true par value.

LIBOR -	London Interbank Offered Rate.

SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	The rate shown is the 7-day effective yield as of April 30, 2022.

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF FUTURES CONTRACTS
April 30, 2022 (Unaudited)
				Value/
		Expiration	Notional	Unrealized
FUTURES CONTRACTS	Contracts	Date	Value	Depreciation
FUTURES
2-Year U.S. Treasury Note Future	46	07/01/2022	$9,697,352	$(99,831)
3-Year U.S. Treasury Note Future	23	06/30/2022	4,974,118	(18,346)
Total Futures Contracts			$14,671,470	$(118,177)

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2022 (Unaudited)
				Value/
FUTURES CONTRACTS		Expiration	Notional	Unrealized
SOLD SHORT	Contracts	Date	Value	Appreciation
FUTURES
10-Year U.S. Treasury Note Future	6	06/22/2022	$714,936	$44,392
5-Year U.S. Treasury Note Future	55	06/30/2022	6,196,960	261,333
Total Futures Contracts Sold Short			$6,911,896	$305,725

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2022 (Unaudited)
ASSETS
Investments in securities:
At cost	$104,454,629
At value (Note 2)	$100,605,289
Margin deposits for futures contracts (Note 2)	140,286
Variation margin receivable (Notes 2 and 5)	14,143
Dividends and interest receivable	507,333
Other assets	2,673
Total assets	101,269,724

LIABILITIES
Variation margin payable (Notes 2 and 5)	15,031
Payable to Adviser (Note 4)	18,583
Payable to administrator (Note 4)	12,386
Accrued compliance fees (Note 4)	2,500
Accrued audit and tax services fees	12,500
Accrued legal fees	18,750
Other accrued expenses	11,529
Total liabilities	91,279

NET ASSETS	$101,178,445

NET ASSETS CONSIST OF:
Paid-in capital	$105,766,744
Accumulated deficit	(4,588,299)
NET ASSETS	$101,178,445

PRICING OF INSTITUTIONAL CLASS (Note 1)
Net assets applicable to Institutional Class	$101,178,445
Shares of Institutional Class outstanding (unlimited number of shares authorized, no par value)	10,562,020
Net asset value, offering price and redemption price per share (Note 2)	$9.58

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2022 (Unaudited)
INVESTMENT INCOME
Interest	$860,067
Dividends	265
Total investment income	860,332

EXPENSES
Management fees (Note 4)	161,259
Administration fees (Note 4)	52,665
Trustees’ fees (Note 4)	23,500
Legal fees	22,500
Pricing fees	21,706
Fund accounting fees (Note 4)	18,869
Registration and filing fees	17,877
Compliance fees (Note 4)	15,000
Audit and tax services fees	12,500
Custody and bank service fees	8,064
Transfer agent fees (Note 4)	6,000
Insurance expense	5,653
Other expenses	11,129
Total expenses	376,722
Less fee reductions by the Adviser (Note 4)	(135,049)
Net expenses	241,673

NET INVESTMENT INCOME	618,659

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from:
Investments	(782,732)
Futures contracts (Note 5)	136,449
Net change in unrealized appreciation (depreciation) on:
Investments	(3,363,282)
Futures contracts (Note 5)	96,663
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(3,912,902)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,294,243)

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended	Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$618,659	$1,474,523
Net realized gains (losses) from investment transactions and futures contracts	(646,283)	501,156
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(3,266,619)	(1,547,892)
Net increase (decrease) in net assets from operations	(3,294,243)	427,787

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(1,069,993)	(2,662,299)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	—	45,080,980
Reinvestments of distributions to shareholders	1,069,993	2,662,299
Payments for shares redeemed	(14,200,865)	(30,898,032)
Net increase (decrease) in net assets from capital share transactions	(13,130,872)	16,845,247

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,495,108)	14,610,735

NET ASSETS
Beginning of period	118,673,553	104,062,818
End of period	$101,178,445	$118,673,553

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	—	4,480,805
Shares issued in reinvestment of distributions to shareholders	109,182	264,057
Shares redeemed	(1,437,332)	(3,064,509)
Net increase (decrease) in shares outstanding	(1,328,150)	1,680,353
Shares outstanding at beginning of period	11,890,170	10,209,817
Shares outstanding at end of period	10,562,020	11,890,170

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	April 30,		Year Ended	Period Ended
	2022		October 31,	October 31,
	(Unaudited)		2021	2020 (a)
Net asset value at beginning of period	$9.98		$10.19	$10.00
Income (loss) from investment operations:
Net investment income	0.06		0.14	0.15
Net realized and unrealized gains (losses) on investments and futures contracts	(0.37)		(0.09)	0.21
Total from investment operations	(0.31)		0.05	0.36
Less distributions from:
Net investment income	(0.07)		(0.17)	(0.17)
Net realized gains	(0.02)		(0.09)	—
Total distributions	(0.09)		(0.26)	(0.17)
Net asset value at end of period	$9.58		$9.98	$10.19
Total return (b)	(3.05	%) (c)	0.46%	3.61	% (c)
Net assets at end of period (000’s)	$101,178		$118,674	$104,063
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.70	% (d)	0.70%	0.71	% (d)
Ratio of net expenses to average net assets (e)	0.45	% (d)	0.45%	0.45	% (d)
Ratio of net investment income to average net assets (e)	1.15	% (d)	1.37%	1.64	% (d)
Portfolio turnover rate	58	% (c)	130%	127	% (c)

(a)	Represents the period from the commencement of operations (November 15, 2019) through October 31, 2020.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee reductions (Note 4).

See accompanying notes to financial statements.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited)

1.	Organization

Red Cedar Short Term Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) and is a no-load diversified series of Red Cedar Fund Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on May 2, 2019. On November 1, 2019, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to The 4100 Group, Inc., an affiliate of Red Cedar Investment Management, LLC (the “Adviser”), the investment adviser to the Fund. The Fund commenced operations on November 15, 2019.

The investment objective of the Fund is to seek preservation of capital and maximize current income.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncements – In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides entities with guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently assessing the impact of the ASU on the Fund.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities and futures valuation – For purposes of computing the Fund’s net asset value (“NAV”), the Fund’s portfolio holdings are valued at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued based on their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the closing bid and ask prices on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean of the most recently quoted bid and ask prices as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the mean of the most recently quoted bid and ask prices. Fixed-income securities are normally valued based on prices obtained from independent third-party pricing services approved by the Trust’s Board of Trustees (the “Board”), which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional-sized trading in similar groups of securities and developments related to specific securities. Foreign securities, if any, are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. One or more independent third-party pricing services approved by the Board may be utilized to determine the fair value of securities held by the Fund. The methods used by independent pricing services and the quality of valuations so established is reviewed by the Adviser and the Fund’s administrator under the supervision of the Board. To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act and not traded on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. The Fund values its exchange-traded futures contracts at the final settled price or, if a settled price is not available, at the last sale price as of the close of business prior to the time of the NAV calculation. If the Adviser determines that a price provided by a pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued as determined in good faith by the Adviser, pursuant to policies adopted by and subject to review of the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Fund are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of April 30, 2022 by asset type:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government & Agencies	$—	$13,960,113	$—	$13,960,113
Asset Backed Securities	—	17,401,256	—	17,401,256
Collateralized Mortgage Obligations	—	40,873,795	—	40,873,795
Corporate Bonds	—	28,029,724	—	28,029,724
Money Market Funds	340,401	—	—	340,401
Total	$340,401	$100,264,888	$—	$100,605,289

Other Financial Instruments:
Futures contracts	$(118,177)	$—	$—	$(118,177)
Futures contracts sold short	305,725	—	—	305,725
Total	$187,548	$—	$—	$187,548

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2022. Other Financial Instruments are futures contracts which are valued at the unrealized appreciation (depreciation) as of April 30, 2022.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method and recognized within interest income. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income. Interest-only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Distributions to shareholders – Income dividends are normally declared and paid by the Fund monthly and net capital gain distributions, if any, are normally declared and paid annually by the Fund in December. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended April 30, 2022 and October 31, 2021 was as follows:

	Ordinary	Long-Term	Total
Period Ended	Income	Capital Gains	Distributions
April 30, 2022	$883,526	$186,467	$1,069,993
October 31, 2022	$2,662,299	$—	$2,662,299

On May 27, 2022, the Fund paid an ordinary income dividend of $0.0156 per share to shareholders of record on May 26, 2022.

Futures contracts – The Fund uses futures contracts to attempt to limit exposure to changing interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2021:

Tax cost of portfolio investments	$119,615,884
Gross unrealized appreciation	$288,174
Gross unrealized depreciation	(783,467)
Net unrealized depreciation on investments	(495,293)
Undistributed ordinary income	84,769
Undistributed long-term gains	186,461
Accumulated deficit	$(224,063)

The federal tax cost, unrealized appreciation (depreciation) as of April 30, 2022 is as follows:

Cost of portfolio investments	$104,476,757
Gross unrealized appreciation	$819,309
Gross unrealized depreciation	(4,690,777)
Net unrealized depreciation	$(3,871,468)

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (open tax years since inception) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax expenses as income tax expense on the Statement of Operations. During the six months ended April 30, 2022, the Fund did not incur any interest or penalties.

3.	Investment Transactions

During the six months ended April 30, 2022, the cost of purchases of investment securities and proceeds from sales of investment securities, other than short-term investments, were $61,889,569 and $73,608,027, respectively.

4.	Transactions with Related Parties

ADVISORY AGREEMENT

Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. The Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Fund.

The Adviser has contractually agreed under an Expense Limitation Agreement (the “ELA”) to reduce the management fee and reimburse other expenses until October 1, 2022, to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs; costs to organize the Fund; acquired fund fees and expenses, if any; extraordinary expenses such as litigation and merger and reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.45% of the Fund’s average daily net assets. Accordingly, during the six months ended April 30, 2022, the Adviser reduced management fees by $135,049.

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of up to three years from the date such fees were waived or payments made, provided that the repayments do not cause the total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

the lesser of (i) the expense limitation in effect at the time such fees were waived or payments made, and (ii) the expense limitation in effect at the time of repayment. Prior to October 1, 2022, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Advisory Agreement is terminated. As of April 30, 2022, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $662,227 no later than the dates as stated below:

October 31, 2023	$257,436
October 31, 2024	269,742
April 30, 2025	135,049
Total	$662,227

Certain officers of the Trust are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Master Services Agreement

Under the terms of a Master Services Agreement, Ultimus Fund Solutions, LLC’s (“Ultimus”) services include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating NAVs and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and other distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Fund. For these services, Ultimus receives fees in accordance with its agreement with the Fund.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Compliance Agreement

Under the terms of a Compliance Agreement, Key Bridge Compliance LLC (“Key Bridge”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Fund. In addition, a principal of Key Bridge serves as the Fund’s Chief Compliance Officer. Key Bridge receives fees in accordance with its agreement with the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

The Trust has adopted but not yet implemented a Distribution and Shareholder Servicing Plan (the “Plan”) under which the Trust and the Distributor may enter into agreements with service providers, such as broker-dealers and investment advisors, to pay such financial intermediaries a percentage of the average net assets of the Fund for distribution expenses and providing services to shareholders of such Fund. Amounts payable by the

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Fund cannot exceed 0.25%, on an annualized basis, of the Fund’s average daily net assets. No Plan expenses are currently paid by the Fund and the Fund’s Board has not approved any payments under the Plan.

TRUSTEE COMPENSATION

Each Independent Trustee receives for his or her services to the Trust, a $15,000 annual retainer. The Chairperson of the Fund’s Audit Committee receives an additional $2,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. The Trust’s officers are not compensated by the Trust.

PRINCIPAL HOLDER OF FUND SHARES

As of April 30, 2022, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owners	% Ownership
National Financial Services, LLC (for the benefit of its customers)	95%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Derivatives Transactions

The Fund’s positions in derivative instruments as of April 30, 2022 are recorded in the following locations on the Statement of Assets and Liabilities:

			Fair Value		Average Monthly
					Notional Value
					During the Six
			Asset	Liability	Months Ended
Type of Derivative	Risk	Location	Derivatives	Derivatives	April 30, 2022*
Futures contracts	Interest	Variation Margin Receivable/Payable**	$—	$(118,177)	$10,458,359
Futures contracts sold short	Interest	Variation Margin Receivable/Payable**	305,725	—	(9,802,641)

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the period.

**	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through April 30, 2022. Only current variation margin receivable/payable is reported on the Statement of Assets and Liabilities.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund’s transactions in derivative instruments during the six months ended April 30, 2022 are recorded in the following locations on the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statement of Operations during the six months ended April 30, 2022:

		Net Change
		in Unrealized
	Net Realized	Appreciation
Type of Derivative and Risk	Gains (Losses)	(Depreciation)
Futures contracts
Interest	$(310,568)	$(77,171)
Futures contracts sold short
Interest	447,017	173,834
Total	$136,449	$96,663

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

As of April 30, 2022, the offsetting of financial assets and derivative assets is as follows:

	Gross	Gross
	Amounts of	Amounts of
	Recognized	Recognized		Net Amounts
	Assets not	Liabilities		of Assets
	Offset on	not Offset on		Presented on
	Statement of	Statement of	Derivatives	Statement of
	Assets and	Assets and	Available	Assets and	Collateral
Description	Liabilities	Liabilities	for Offset	Liabilities	Pledged*	Net Amount
Variation margin receivable -futures contracts	$14,143	$—	$(14,143)	$—	$—	$—
Variation margin payable -futures contracts	—	(15,031)	14,143	(888)	888	—
Total subject to a master netting or similar arrangement	$14,143	$(15,031)	$—	$(888)	$888	$—

*	The amount is limited to the net amounts of financial assets and accordingly does not include excess collateral pledged.

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	Risks Associated with Mortgage-Related and Other Asset Backed Securities

Investments in mortgage-related and other asset backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. The liquidity of mortgage-related and asset backed securities may change over time. During periods of falling interest rates, mortgage-related and asset backed securities may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and asset backed securities may extend, which may lock in a below market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults. As of April 30, 2022, the Fund had 40.4% and 17.2% of the value of its net assets invested in collateralized mortgage obligations securities and asset back securities, respectively.

RED CEDAR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

8.	Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of 144A securities promptly or at a reasonable price. As of April 30, 2022, the Fund had 31.8% of the value of its net assets invested in Rule 144A securities.

9.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend paid on May 27, 2022, as discussed in Note 2.

RED CEDAR SHORT TERM BOND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (November 1, 2021) and held until the end of the period (April 30, 2022).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

RED CEDAR SHORT TERM BOND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Expenses
	November 1,	April 30,	Paid During
Institutional Class	2021	2022	Period*
Based on Actual Fund Return	$1,000.00	$969.50	$2.20
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.56	$2.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45% for the one-half year period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-626-2575, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-626-2575, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-626-2575. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the fund’s website at www.redcedarfunds.com

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DO THE RED CEDAR FUNDS (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-888-626-2575

Who we are
Who is providing this notice?	Red Cedar Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your non-public personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tell us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

■     Red Cedar Investment Management, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ The Funds do not jointly market.

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Red Cedar-SAR-22

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Board of Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s Board of Trustees if such recommendations are submitted in writing and addressed to the Chairman of the Board of Trustees at the registrant’s offices. The Board of Trustees may adopt, by resolution, a policy regarding its procedures for considering candidates for the Board of Trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Red Cedar Fund Trust

By (Signature and Title)*		/s/ David L. Withrow

David L. Withrow, President (Principal Executive Officer)

Date	June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David L. Withrow

David L. Withrow, President (Principal Executive Officer)

Date	June 29, 2022

By (Signature and Title)*		/s/ Angela A. Simmons

Angela A. Simmons, Treasurer (Principal Financial Officer)

Date	June 29, 2022

* Print the name and title of each signing officer under his or her signature.